Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid in Capital	Subscribed Capital	Accumulated Deficits	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance at Dec. 31, 2017	$ 8,284	$ 13,517,991	$ 75,040	$ (7,143,788)	$ (3,464)	$ 6,454,063
Beginning Balance, Shares at Dec. 31, 2017	8,283,733
Issuance of common stock	$ 1,060	41,392,879	(75,040)			41,318,899
Issuance of common stock, Shares	1,059,666
Issuance of stock warrant		250,367				250,367
Restricted stock vested and transferred to common stock	$ 8	48				56
Restricted stock vested and transferred to common stock, Shares	8,286
Common stock transferred back to unvested restricted stock	$ (254)	(1,446)				(1,700)
Common stock transferred back to unvested restricted stock, Shares	(253,575)
Stock compensation expense		1,422,961				1,422,961
Net loss				(8,148,340)		(8,148,340)
Other comprehensive income (loss)					123,428	123,428
Ending Balance at Dec. 31, 2018	$ 9,098	56,582,800		(15,292,128)	119,964	41,419,734
Ending Balance, Shares at Dec. 31, 2018	9,098,110
Issuance of common stock	$ 294	10,810,394				10,810,688
Issuance of common stock, Shares	293,619
Issuance of stock warrant		1,200				1,200
Cancellation of stock warrant		(176,667)				(176,667)
Stock compensation expense		2,342,802				2,342,802
Net loss				(7,979,559)		(7,979,559)
Other comprehensive income (loss)					(602,603)	(602,603)
Ending Balance at Dec. 31, 2019	$ 9,392	69,560,529		(23,271,687)	(482,639)	45,815,595
Ending Balance, Shares at Dec. 31, 2019	9,391,729
Stock compensation expense		913,814				913,814
Revaluation of stock warrant		389,300				389,300
Net loss				(4,487,700)		(4,487,700)
Other comprehensive income (loss)					(227,817)	(227,817)
Ending Balance at Jun. 30, 2020	$ 9,392	$ 70,863,643		$ (27,759,387)	$ (710,456)	$ 42,403,192
Ending Balance, Shares at Jun. 30, 2020	9,391,729